CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details)	Oct. 31, 2021
Parent Company
Condensed Financial Statements, Captions [Line Items]
Restricted Investments, Percent of Net Assets	25.00%
PRC subsidiary, VIE and VIE's subsidiaries
Condensed Financial Statements, Captions [Line Items]
Restricted Investments, Percent of Net Assets	25.00%